Average Annual Total Returns (Vanguard Dividend Appreciation Index Fund Retail)	Vanguard Dividend Appreciation Index Fund Vanguard Dividend Appreciation Index Fund - Investor Shares 2/1/2014 - 1/31/2015	Vanguard Dividend Appreciation Index Fund Vanguard Dividend Appreciation Index Fund - Admiral Shares 2/1/2014 - 1/31/2015	Return After Taxes on Distributions Vanguard Dividend Appreciation Index Fund Vanguard Dividend Appreciation Index Fund - Investor Shares 2/1/2014 - 1/31/2015	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Dividend Appreciation Index Fund Vanguard Dividend Appreciation Index Fund - Investor Shares 2/1/2014 - 1/31/2015	NASDAQ US Dividend Achievers Select Index Vanguard Dividend Appreciation Index Fund Vanguard Dividend Appreciation Index Fund - Investor Shares 2/1/2014 - 1/31/2015	NASDAQ US Dividend Achievers Select Index Vanguard Dividend Appreciation Index Fund Vanguard Dividend Appreciation Index Fund - Admiral Shares 2/1/2014 - 1/31/2015
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.98%	10.04%	9.47%	6.03%	10.12%	10.12%
Five Years	13.93%		13.51%	11.20%	14.16%
Since Inception	7.81%	11.99%	7.45%	6.30%	8.07%	12.06%